Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Restructuring Charges and Related Reserves

The following table summarizes details of the Company’s restructuring charges and related reserves:

Description	Workforce Reduction	Lease Obligation	Total
Charges	$300	$118	$418
Cash payments	(300)	(21)	(321)

Balance of provision as at December 31, 2012	$—	$97	$97